STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 14, 2022
Equity [Abstract]
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	264,387,563	251,930,516	248,830,516	165,472,241
Preferred Stock, Shares Outstanding	3,000,000	0	0	0